Investments	12 Months Ended
Dec. 31, 2010
Investments
Investments
8.	Investments

Investments consisted of the following as of December 31, 2009 and 2010:

	2009	2010
	(In millions of Korean won)
Available-for-sale securities	18,710,792	18,636,261
Held-to-maturity securities	12,609,767	13,075,976
Venture capital securities(1)	79,228	79,456
Other securities(2)	1,845,604	2,119,722

Total investments	33,245,391	33,911,415

(1)	Securities held by KB Investment Co., Ltd., a subsidiary engaged in venture capital activities.
(2)	Other securities comprised of equity securities without readily determinable fair values or with sales restrictions exceeding one year, and investments accounted for under the equity method.

As of December 31, 2009, the amortized cost and fair value of the Company's available-for-sale securities and held-to-maturity securities and the related gross unrealized gains and losses were as follows:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(In millions of Korean won)
Available-for-sale securities:
Debt securities:
Korean treasury and government agencies	7,854,735	67,843	(30,976)	7,891,602
Corporate	1,182,982	104,782	(6,247)	1,281,517
Financial institutions	6,335,659	84,398	(15,294)	6,404,763
Asset-backed securities	1,998,573	1,082	(1,372)	1,998,283

Sub-total	17,371,949	258,105	(53,889)	17,576,165

Equity securities	923,989	257,135	(46,497)	1,134,627

Total available-for-sale securities	18,295,938	515,240	(100,386)	18,710,792

Held-to-maturity securities:
Debt securities:
Korean treasury and government agencies	8,991,806	106,419	(34,254)	9,063,971
Corporate	379,607	3,783	(1,448)	381,942
Financial institutions	2,994,994	47,537	(2,828)	3,039,703
Asset-backed securities	243,360	3,302	—	246,662

Total held-to-maturity securities	12,609,767	161,041	(38,530)	12,732,278

As of December 31, 2010, the amortized cost and fair value of the Company's available-for-sale securities and held-to-maturity securities and the related gross unrealized gains and losses were as follows:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(In millions of Korean won)
Available-for-sale securities:
Debt securities:
Korean treasury and government agencies	8,093,940	123,560	(4,283)	8,213,217
Corporate	1,264,179	29,776	(8,922)	1,285,033
Financial institutions	5,945,592	67,230	(12,590)	6,000,232
Asset-backed securities	1,801,965	8,844	(171)	1,810,638

Sub-total	17,105,676	229,410	(25,966)	17,309,120

Equity securities	957,700	369,441	—	1,327,141

Total available-for-sale securities	18,063,376	598,851	(25,966)	18,636,261

Held-to-maturity securities:
Debt securities:
Korean treasury and government agencies	10,524,954	333,178	(7,250)	10,850,882
Corporate	572,838	14,755	(674)	586,919
Financial institutions	1,585,449	52,167	(594)	1,637,022
Asset-backed securities	392,735	5,580	(604)	397,711

Total held-to-maturity securities	13,075,976	405,680	(9,122)	13,472,534

The Bank of Korea, the Korea Development Bank ("KDB") and the Korea Finance Corporation ("KOFC") are financial institutions owned and controlled by the Korean government. The fair value of available-for-sale debt securities from financial institutions included (Won)2,993,060 million and (Won)2,733,264 million as of December 31, 2009 and 2010, respectively, which were issued by BOK, KDB and KOFC. The amortized cost of held-to-maturity debt securities from financial institutions included (Won)772,661 million and (Won)360,106 million as of December 31, 2009 and 2010, respectively, which were issued by BOK, KDB and KOFC.

Since 2007, there has been a decline in the fair value of the Company's asset-backed securities portfolio, specifically asset-backed Collateralized Debt Obligations ("CDOs") as a result of deteriorating conditions in the U.S. subprime credit market. The Company's total exposures to asset-backed CDOs at December 31, 2009 and 2010 were (Won)12,133 million and (Won)435 million, respectively. Due to the deterioration of U.S. credit markets, the fair value of the securities declined. Accordingly, the Company recorded (Won)10,138 million and (Won)901 million of impairment on asset-backed CDOs in 2009 and 2010, respectively, as the Company considered the losses to be other-than-temporary. The Company expects conditions in credit markets in the U.S. to remain uncertain for the foreseeable future. Therefore, continued deterioration in the U.S. credit markets could adversely affect the fair value of the asset-backed securities held by the Company.

The following table presents the total impairment losses on debt securities recognized in earnings for the year ended December 31, 2010:

	Available-for-sale securities:	Held-to-maturity securities:	Total
	(In millions of Korean won)
Total other-than-temporary impairment losses(unrealized and realized) that the Company does not intend to sell nor will likely be required to sell	1,515	901	2,416
Less : Unrealized other-than-temporary impairment losses recognized in OCI	—	—	—

Net impairment losses recognized in earnings that the Company does not intend to sell nor will likely be required to sell	1,515	901	2,416
OTTI losses recognized in earnings for securities that the Company intends to sell or more-likely-than-not will be required to sell before recovery	—	—	—

Total impairment losses recognized in earnings	1,515	901	2,416

The following table presents a rollforward of the credit loss component of OTTI losses that were recognized in income for the year ended December 31, 2010:

2010
(In millions of Korean won)
Balance, beginning of period	71,441
Credit impairment recognized in earnings on securities	2,416
Reductions due to sales of credit impaired securities sold or matured	(10,070)

Balance, end of period	63,787

For the years ended December 31, 2008, 2009 and 2010, the total impairment losses recognized on available-for-sale securities were (Won)224,925 million, (Won)6,667 million and (Won)1,515 million respectively, where decreases in fair value were deemed to be other-than-temporary. With respect to the held-to-maturity securities, the Company recognized (Won)17,218 million, (Won)8,208 million and (Won)901 million of impairment losses for the years ended December 31, 2008, 2009 and 2010, respectively. For the years ended December 31, 2008, 2009 and 2010, the Company also recognized (Won)205,681 million, (Won)247 million and (Won)145,450 million of impairment charges for other securities as the Company considered the decrease in fair value to be other-than -temporary.

The following table summarizes the gross unrealized losses and fair value of investment securities aggregated by investment category and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2009:

	December 31, 2009
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
	(In millions of Korean won)
Available-for-sale securities
Debt securities:
Korean treasury and government agencies	3,950,885	(29,367)	66,864	(1,609)	4,017,749	(30,976)
Corporate	306,986	(1,953)	99,433	(4,294)	406,419	(6,247)
Financial institutions	3,701,037	(6,147)	141,471	(9,147)	3,842,508	(15,294)
Asset-backed securities	1,876,366	(1,372)	—	—	1,876,366	(1,372)
Equity securities	227,642	(46,497)	30	—	227,672	(46,497)

Total available-for-sale securities	10,062,916	(85,336)	307,798	(15,050)	10,370,714	(100,386)

Held-to-maturity securities
Debt securities:
Korean treasury and government agencies	1,541,618	(23,354)	721,816	(10,900)	2,263,434	(34,254)
Corporate	129,196	(1,187)	29,714	(261)	158,910	(1,448)
Financial institutions	112,664	(380)	177,605	(2,448)	290,269	(2,828)
Asset-backed securities	2,000	—	—	—	2,000	—

Total held-to-maturity securities	1,785,478	(24,921)	929,135	(13,609)	2,714,613	(38,530)

Total temporarily impaired securities	11,848,394	(110,257)	1,236,933	(28,659)	13,085,327	(138,916)

The following table summarizes the gross unrealized losses and fair value of investment securities aggregated by investment category and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2010:

	December 31, 2010
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
	(In millions of Korean won)
Available-for-sale securities
Debt securities:
Korean treasury and government agencies	920,872	(3,954)	10,991	(329)	931,863	(4,283)
Corporate	502,477	(3,000)	74,093	(5,922)	576,570	(8,922)
Financial institutions	2,116,284	(3,041)	103,048	(9,549)	2,219,332	(12,590)
Asset-backed securities	36,236	(171)	—	—	36,236	(171)

Total available-for-sale securities	3,575,869	(10,166)	188,132	(15,800)	3,764,001	(25,966)

Held-to-maturity securities
Debt securities:

Korean treasury and government agencies	650,651	(7,190)	3,716	(60)	654,367	(7,250)
Corporate	90,884	(674)	—	—	90,884	(674)
Financial institutions	154,882	(594)	—	—	154,882	(594)
Asset-backed securities	89,396	(604)	—	—	89,396	(604)

Total held-to-maturity securities	985,813	(9,062)	3,716	(60)	989,529	(9,122)

Total temporarily impaired securities	4,561,682	(19,228)	191,848	(15,860)	4,753,530	(35,088)

As of December 31, 2009 and 2010, the cost of debt and equity securities exceeded their fair value by (Won)138,916 million and (Won)35,088 million, respectively. The unrealized losses on these securities are not considered to be other-than-temporary because the unrealized losses resulted mainly from changes in the current market conditions and do not affect the expected cash flows of the underlying collateral or issuer. The Company has the ability and intent to hold these securities for a period of time sufficient to recover from the unrealized losses. Accordingly, the Company's management has determined that the decline in fair value of the above investment securities is considered temporary in nature.

For the years ended December 31, 2008 and 2009, the Company recognized net gains on venture capital securities and other securities of (Won)281,648 million and (Won)95,316 million, respectively. For the year ended December 31, 2010 the Company recognized net losses on venture capital securities and other securities of (Won)97,058 million.

For the years ended December 31, 2008, 2009 and 2010, proceeds from sales and maturities of available-for-sale securities amounted to (Won)21,716,908 million, (Won)33,065,165 million and (Won)23,794,622 million, respectively. Gross realized gains on available-for-sale securities amounted to (Won)97,930 million, (Won)191,945 million and (Won)178,043 million and gross realized losses on available-for-sale securities amounted to (Won)38,370 million, (Won)14,645 million and (Won)3,616 million for the years ended December 31, 2008, 2009, and 2010, respectively.

The expected maturity distribution of the amortized cost and estimated fair value of the Company's available-for-sale and held-to-maturity debt securities at December 31, 2010 by contractual maturity are shown in the table below. The actual maturities may differ from the expected maturities or contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Available-for-sale debt securities		Held-to-maturity debt securities
	Amortized cost	Fair value	Amortized cost	Fair value
	(In millions of Korean won)
Due in one year or less	5,641,694	5,698,191	1,704,886	1,723,891
Due after one year through five years	9,384,244	9,490,550	8,581,717	8,859,141
Due after five years through ten years	500,764	535,213	2,688,712	2,784,603
Due after ten years	1,578,974	1,585,166	100,661	104,899

Total	17,105,676	17,309,120	13,075,976	13,472,534

The fair value of beneficiary certificates included in the other securities is determined using the net asset value ("NAV") per share of the Company's ownership interest in the funds.

	Fair Value	Unfunded commitments	Redemption frequency	Redemption notice period
	(In millions of Korean won)
Private equity fund	45,895	260,252	—	—

There is no standard redemption frequency nor is a prior notice period required.